Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Detail) - Fixed Annuity - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 110,259	¥ 119,093
50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	15,861	7,421
150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	222,476	127,151
0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	102,794	111,626
0.00% – less than 1.50% | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	15,861	7,421
0.00% – less than 1.50% | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	222,476	127,151
1.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	7,465	7,467
1.50% or more | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	0	0
1.50% or more | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 0	¥ 0